AC One China Fund
AC ONE China Fund
Investment Objective
The AC ONE China Fund (the “Fund”) seeks to provide capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	AC One China Fund Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Redemption Fee (as a percentage of Amount Redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AC One China Fund Institutional Class
Management Fees (as a percentage of Assets)	1.10%	[1]
Other Expenses (as a percentage of Assets):	1.62%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	2.73%
Fee Waiver or Reimbursement	(1.22%)	[3]
Net Expenses (as a percentage of Assets)	1.51%	[1],[2],[3]
[1]	Management Fees and Total Annual Fund Operating Expenses After Fee Waiver have been restated to reflect current contractual agreements.
[2]	The Total Annual Fund Operating Expenses After Fee Waiver does not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses (“AFFE”).
[3]	AC ONE Asset Management, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding AFFE, brokerage commissions, leverage/borrowing interest, interest expense, dividends paid on short sales,taxes and extraordinary expenses) do not exceed 1.50% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of the recoupment. The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least October 28, 2020. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.

(imposed on shares redeemed from an initial investment of $1 million or more within 12 months of such investment, as a percentage of an amount equal to the lesser of the initial value of the shares redeemed and the value of the shares being redeemed at the time of redemption)

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
AC One China Fund | Institutional Class | USD ($)	154	732	1,336	2,972

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies
In selecting investments for the Fund’s portfolio, the Adviser begins by attempting to identify and forecast changes within various sectors and industry groups of the Chinese economy before the markets react to such changes. From the sectors and industry groups with the most potential for positive change, the Fund’s Adviser then endeavors to build a portfolio of high quality issues with above average growth and with price to earnings multiples at or below general market valuations, typically referred to as value investing. The Adviser targets companies that it believes are industry leaders with strong management, a good track record and above-average consistency of earnings and/or dividends.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of issuers located in China or that are economically tied to China. The equity securities in which the Fund typically invests include common stock and depositary receipts. Depositary receipts are generally issued by a bank or trust company and evidence ownership of underlying foreign securities. The Adviser determines that an issuer is economically tied to China if it (i) derives at least 50% of its revenues or operating profits from goods produced or sold, or services performed within China, (ii) has at least 50% of its assets located within China, (iii) has securities that trade principally within China, or (iv) is included in an index generally considered representative of the Chinese market. The Fund may invest of securities of any market capitalization. From time to time, the Fund may focus its investments in securities of companies in the same economic sector, including the information technology sector.

Principal Risks
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk. The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Foreign Securities Risk. Investments in securities issued by foreign companies involve risks not generally associated with investments in the securities of U.S. companies, including risks relating to political, social, and economic developments abroad, differences between U.S. and foreign regulatory and tax requirements and market practices, as well as fluctuations in foreign currencies. There may be less information publicly available about foreign companies than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S.

Sector Allocation Risk. The Fund’s ability to achieve its investment objective will depend, in part, on the Adviser’s ability to select the best allocation of assets across the various market sectors. There is a risk that the Adviser’s evaluations and assumptions may be incorrect in view of actual market conditions.

Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities. In addition, depositary receipts may not track the price of the underlying foreign securities and their value may change materially at times when the U.S. markets are not open for trading. The Fund may invest in unsponsored depositary receipts that are issued without an agreement with the company that issues the underlying foreign securities. Holders of unsponsored depositary receipts generally bear all the costs of such depositary receipts, and the issuers of unsponsored depositary receipts frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the depositary receipts. As a result, there may not be a correlation between such information and the market values of unsponsored depositary receipts.

Emerging Markets Risk. Emerging markets are markets of countries, such as China, in the initial stages of industrialization and that generally have low per capita income. In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries.

Chinese Securities Risk. In addition to risks associated with investing in foreign and emerging market securities, there are special risks associated with investments in China, including exposure to currency fluctuations, less liquidity, potential for expropriation, confiscatory taxation, potential for nationalization of investments, exchange control regulations, differing legal and accounting standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue any existing economic reform programs.

Currency Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment. China and other countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could place the Fund’s assets at risk of total loss.

Geographic Concentration Risk. Because the Fund invests its assets primarily in Chinese companies, it is subject to greater risks of adverse events that occur in China, including political, social, religious or economic disruptions. Adverse events that occur in the regions that surround China, but not directly in China, may also adversely affect the Fund’s holdings.

Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Large-Cap, Mid-Cap and Small-Cap Companies Risk. An investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Sector Emphasis Risk.  The securities of companies in the same or related businesses (“industry sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.  Some industry sectors have particular risks that may not affect other sectors.

Value-Style Investing Risk. The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Liquidity Risk. Low trading volume, lack of a market maker, or legal restrictions will impair the Fund’s ability to sell particular securities at an advantageous price or in a timely manner when the Adviser believes it is otherwise desirable to do so, which may restrict the Fund’s ability to take advantage of other market opportunities.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total return has varied for annual periods through December 31, 2018. Next to the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows the Fund’s average annual total returns over time compared with broad-based securities market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://www.AC-ONE-AMC.com or by calling the Fund toll-free at (888) 964-0788.

Calendar Year Total Returns as of December 31

Best Quarter	Worst Quarter
Q3 2013 14.54%	Q3 2015 -21.03%

Year-to-Date as of September 30, 2019
4.93%

Average Annual Total Returns - AC One China Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Hang Seng Index	Hang Seng Index	(13.61%)	2.09%	4.67%	Jul. 27, 2012
MSCI China Index	MSCI China Index	(18.88%)	4.65%	7.09%	Jul. 27, 2012
Institutional Class	Institutional Class Return Before Taxes	(18.13%)	1.72%	6.85%	Jul. 27, 2012
Institutional Class | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(18.23%)	1.41%	6.47%
Institutional Class | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	(10.66%)	1.31%	5.37%

After tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). The Returns After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon a redemption of fund shares.